Share-Based Payments Compensation Expense (Details) - Options, SOSARs, RSUs, DSUs, PSUs, and PU Awards - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation expense (in dollars)	$ 20.7	$ 23.5	$ 19.5
Tax benefit (in dollars)	(5.6)	(7.0)	(5.6)
After-tax compensation expense (in dollars)	$ 15.1	$ 16.5	$ 13.9